Earnings per share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023		Mar. 31, 2023 [2]
Basic EPS
Net income available to Nextracker Inc. common stockholders, Income	$ 1,143	$ 20,429
Net income available to Nextracker Inc. common stockholders, weighted average shares outstanding (in shares)	45,886,065	46,411,859	[1]	45,886,065
Net income available to Nextracker Inc. common stockholders, Per Share (in USD per share)	$ 0.02	$ 0.44	[1]	$ 0.02
Effect of Dilutive impact
Common stock equivalents, Weighted average shares	98,204,522
Income attributable to non-controlling interest and common stock equivalent from Class B common stock, Income	$ 2,446	$ 43,216
Income attributable to non-controlling interest and common stock equivalent from Class B common stock , Weighted average shares outstanding (in shares)		98,204,522
Diluted EPS
Net income available to Nextracker Inc. common stockholders, Income	$ 3,589	$ 63,645
Net income available to Nextracker Inc. common stockholders, Weighted average shares outstanding	145,851,637	146,868,852	[1]	145,851,637
Net income available to Nextracker Inc. common stockholders, Per Share (in USD per share)	$ 0.02	$ 0.43	[1]	$ 0.02
Common stock equivalents from Options awards
Effect of Dilutive impact
Common stock equivalents, Weighted average shares	377,316	500,000
Common stock equivalents (in shares)		896,988
Common stock equivalents from RSUs
Effect of Dilutive impact
Common stock equivalents, Weighted average shares	1,291,346	400,000
Common stock equivalents (in shares)		885,710
Common stock equivalents from PSUs
Effect of Dilutive impact
Common stock equivalents, Weighted average shares	92,388	100,000
Common stock equivalents (in shares)		469,773

[1]	Basic and diluted earnings per share is applicable only for the period following the initial public offering (“IPO”) and the related Transactions. See Note 5 for a description of the Transactions.
[2]	Basic and diluted income per share is applicable only for the period February 9, 2023 through March 31, 2023, which is the period following the initial public offering (“IPO”) and the related Transactions. See Note 8 for the calculation of shares used in the computation of earnings per share and the basis for the computation of earnings per share.